Investment Objectives and Goals - GraniteShares Autocallable DRAM ETF	Aug. 21, 2026
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to generate income while providing limited downside protection by getting exposure to autocallables that reference the price of shares of the Roundhill Memory ETF (CBOE: DRAM) (the “Underlying Asset”).